Net earnings/(loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net profit/(loss) available to common shareholders	$ 31,954,965	$ 1,660,474	$ (3,842,603)
Denominator:
Weighted average number of shares outstanding (in shares)	26,059,122	24,547,661	12,241,599
Earnings/(loss) per share, basic and diluted (in dollars per share)	$ 1.23	$ 0.07	$ (0.31)